Unaudited Interim Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Diluted loss per ordinary share	$ (0.05)	$ (0.08)
Diluted weighted average number of ordinary shares outstanding	58,705,435	48,011,600